SUBSEQUENT EVENTS - Investment in Hebei Yiyun (Details) - 1 months ended Jan. 31, 2025 ¥ in Millions	CNY (¥) item	USD ($) item
Yiyun Hongtu (Shanghai) Big Data Technology Co., Ltd
SUBSEQUENT EVENT
Percentage of equity interests acquired	51.00%	51.00%
Subsequent event | HLA Data Ltd and Yiyun Hongtu
SUBSEQUENT EVENT
Initial Purchase Price in the form of cash | ¥	¥ 266.7
Initial Purchase Price in the form of shares | $		$ 67,654,188
Subsequent event | HLA Data Ltd
SUBSEQUENT EVENT
Percentage of equity interests acquired	100.00%	100.00%
Subsequent event | Yiyun Hongtu (Shanghai) Big Data Technology Co., Ltd
SUBSEQUENT EVENT
Number of put options prescribed | item	2	2
Number of times of EBITDA of acquiree entity used to calculate Second Transaction Price | item	10	10
Total transaction price | ¥	¥ 218.3